SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENTED DISCLOSURE INFORMATION
Schedule of revenue by geographic segmentation

Years ended December 31,	2017	2016

Canada	$58,484	$62,733
United States	66,774	63,515
Austria	60,328	60,285
Germany	22,271	23,091
Netherlands	9,577	9,515
Other Europe	5,204	4,262

	$222,638	$223,401

Schedule of investment properties by geographic segmentation

As at December 31,	2017	2016

Canada	$621,003	$763,701
United States	874,499	779,196
Austria	780,030	699,001
Germany	265,734	242,467
Netherlands	127,807	118,123
Other Europe	64,495	50,607

	$2,733,568	$2,653,095